Debt issues - By currency (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Debt issues
Short-term debt	$ 25,838	$ 26,266
Long-term debt	155,619	146,330
AUD
Debt issues
Long-term debt	43,532	37,571
CHF
Debt issues
Long-term debt	3,480	2,953
EUR
Debt issues
Long-term debt	37,464	31,734
GBP
Debt issues
Long-term debt	5,545	5,290
JPY
Debt issues
Long-term debt	2,538	3,226
NZD
Debt issues
Long-term debt	3,197	2,294
USD
Debt issues
Long-term debt	54,490	60,336
Other currencies
Debt issues
Long-term debt	5,373	2,926
Own issuances
Debt issues
Short-term debt	25,838	26,266
US commercial paper
Debt issues
Short-term debt	19,950	18,675
Senior debt | AUD
Debt issues
Short-term debt	100	550
Senior debt | GBP
Debt issues
Short-term debt	5,366	6,604
Senior debt | Other currencies
Debt issues
Short-term debt	$ 422	$ 437